As Filed with the Securities and Exchange Commission on September 22, 2006
REGISTRATION NO. 333-83516
811-05846
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST EFFECTIVE AMENDMENT NO. 19
AND
AMENDMENT NO. 74

TO
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Name of Depositor)

ONE SUN LIFE EXECUTIVE PARK
WELLESLEY HILLS, MASSACHUSETTS 02481
(Address of Depositor's Principal Executive Offices)

DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

SANDRA M. DADALT, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
112 WORCESTER STREET, SC 4290
WELLESLEY HILLS, MASSACHUSETTS 02481
(Name and Address of Agent for Service)

COPIES OF COMMUNICATIONS TO:
THOMAS C. LAUERMAN, ESQ.
JORDEN BURT LLP
1025 THOMAS JEFFERSON STREET, N.W.
SUITE 400 EAST
WASHINGTON, D.C. 20007-0805
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It is proposed that this filing will become effective (check appropriate box)
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on (date) pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/X/ on November 21, 2006 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

This Amendment No. 19 to the Registration Statement on Form N-4 (the "Registration Statement") (File Nos. 333-83516, 811-05846) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, in order to add a supplement to prospectus filed with Post-Effective Amendment No. 16 to the Registration Statement, which was filed on April 11, 2006.. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment Nos. 16, 17, and 18 to the Registration Statement.

PART A

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUPPLEMENT DATED DECEMBER ??, 2006

TO PROSPECTUS DATED APRIL 11, 2006

FOR SUN LIFE FINANCIAL MASTERS CHOICE

ISSUED BY SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Effective January XX, 2007, the above-captioned prospectus is amended to add two new optional living benefit riders, the INControl Benefit Rider and the Capital Protection Rider, to the selection of optional benefits currently available to Contract Owners. The current optional living benefit rider, Secured Returns for Life Plus, is not replaced or altered in any way by the addition of these two new riders. Rather, anyone who purchases a Contract on or after January XX, 2007, will have the opportunity of choosing to participate in one of the three optional living benefit riders available on their Contract.

1.
Under the heading "PRODUCT HIGHLIGHTS," the section entitled "Optional Living Benefit Rider: Secured Returns for Life Plus" is renamed "Optional Living Benefit Riders" and the disclosure thereunder is replaced with the following disclosure:

At issue, you may choose to participate in one of three optional living benefits available under your Contract. Each option provides the living benefits guarantee in a different way: Secured Returns for Life Plus offers a choice between a guaranteed minimum accumulation benefit ("GMAB") and a guaranteed minimum withdrawal benefit ("GMWB"). The Capital Protection Rider offers a stand-alone GMAB rider. The INControl Benefit offers a guaranteed cumulative withdrawal benefit ("GCWB") rider that differs from Secured Returns for Life Plus in that, among other things, it allows you to accumulate the annual withdrawal payments, rather than requiring you to take the payments or lose them. All three of the optional living benefits allow you to "step-up" your guaranteed amount on an annual basis. The optional living benefits are available only if you are age 85 or younger on the Open Date. If you annuitize, your optional living benefit terminates. Not all of the optional living benefits are available in all states.

2.	Under the heading "FEES AND EXPENSES," the fee table and the expense examples are replaced with the following disclosure:

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of Purchase Payments):		0%

Maximum Withdrawal Charge (as a percentage of Purchase Payments): [1]

Number of Complete Account Years Since Purchase Payment has been in the Account	Withdrawal Charge
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7 or more	0%

Maximum Fee Per Transfer (currently $0):		$15[2]

Premium Taxes (as a percentage of Certificate Value or total Purchase Payments):		0% - 3.5%[3]

[1]
A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Account Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

[2]
Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See "Transfer Privilege.")

[3]
The premium tax rate and base vary by your state of residence and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. (See "Contract Charges -- Premium Taxes.")

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Account Fee	$ 50[4]

Variable Account Annual Expenses
(as a percentage of net Variable Account assets)5

Mortality and Expense Risks Charge:	1.25%[6]
Administrative Expenses Charge:	0.15%
Distribution Fee:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.55%

[4]
The Annual Account Fee is waived if 100% of your Account Value has been allocated to the Fixed Account during the entire Account Year or if your Account Value is $100,000 or more on your Account Anniversary. (See "Account Fee.")

[5]
All of the Variable Account Annual Expenses, except for the charges for optional living benefit riders, are assessed as a percentage of average daily net Variable Account assets. The charge for each optional living benefit rider is assessed on a quarterly basis. from your total Account Values. In the state of Washington the charge is assessed on Variable Account Value only.

[6]
If you are age 75 or younger on the Open Date, the mortality and expense risks charge will be 1.05% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge, the administrative expenses charge, and the distribution fee will never be greater than 1.60% of average daily net Variable Account assets, regardless of your age on the Open Date. (See "Mortality and Expense Risks Charge.")

Charges for Optional Features

Maximum Charge for Optional Death Benefit Rider (as a percentage of average daily net assets):	0.40%[7]

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit Rider:	1.95%

[7]
The optional death benefit riders are defined under "Death Benefit." These riders are available only if you are younger than age 80 on the Open Date. The charge varies depending upon the rider selected as follows:

Riders Elected	% of Average Daily Net Assets
"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%

Optional Living Benefit Riders

You may elect to participate in one of three optional living benefit riders. If you elect an optional living benefit rider, you may choose any one of the optional death benefit riders, except EEB Premier Plus. The fee for the optional living benefit varies depending upon the rider selected as indicated in the following chart. The fee is set on the Issue Date but may be changed should you elect to "step-up" your optional living benefit. The new fee will be set by us based on current market conditions at the time of step-up.

Riders Elected	Rider Fee (annualized)

Secured Returns for Life Plus	0.50% of Account Value[8]
INControl Benefit	0.85% of INControl Benefit Base[9]
Capital Protection	0.35% of Capital Protection Benefit Base[10]

[8]
The fee for Secured Returns for Life Plus is a specific deduction assessed at a quarterly rate of 0.125% of Account Value. If your Secured Returns for Life Plus rider is cancelled, you will continue to pay the charge for the rider until your 7th Account Anniversary, except in the state of Oregon.

[9]
The fee for the INControl Benefit is a specific deduction assessed at a quarterly rate of 0.2125% of your INControl Benefit Base (0.85% annually) if you selected joint-life coverage, or at a quarterly rate of 0.1625% of your INControl Benefit Base (0.65% annually) if you selected single-life coverage. A formula for determining your INControl Benefit Base is included under "Determining Your INControl Annual Amount and your INControl Balance."

[10]
The fee for the Capital Protection Rider is a specific deduction assessed at a quarterly rate of 0.0875% of your Capital Protection Benefit Base. A definition of the Capital Protection Benefit Base is included under "OPTIONAL LIVING BENEFIT RIDER: CAPITAL PROTECTION."

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement[11]	0.60%	3.04%

[11]
The expenses shown are for the year ended December 31, 2005, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through December 31, 2006. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration are 0.59% and 1.56%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purposes of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $50,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$1,264	$2,336	$3,312	$5,701

(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$592	$1,760	$2,910	$5,701

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

3.	Under the heading "CONTRACT EXPENSES," the section entitled "Charges for Optional Death Benefit Riders" is replaced with the following disclosure:

Charges for Optional Benefit Riders

If you elect an optional living benefit rider, we will deduct a specific charge on the last day of the Account Quarter as shown in the following chart. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.)

Riders Elected	Quarterly Fee

Secured Returns for Life Plus	0.125% of Account Value
INControl Benefit	0.2125% of INControl Benefit Base*
Capital Protection	0.0875% of Capital Protection Benefit Base*

* The INControl Benefit Base is defined under "Determining Your INControl Annual Amount and Your ONControl Balance" and the Capital Protection Benefit Base is defined under "OPTIONAL LIVING BENEFIT RIDER: CAPITAL PROTECTION."

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect.

% of Average
Rider(s) You Elect*	Daily Value
"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%

                         *As defined below under "Optional Death Benefits."

4.	After the section entitled "OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS FOR LIFE PLUS BENEFIT," the following disclosure is added:

OPTIONAL LIVING BENEFIT RIDER: INControl BENEFIT

On or before the Issue Date, you may elect to participate in an optional living benefit rider known as the INControl Benefit (the "INControl Benefit" or "INControl Rider"). The INControl Benefit guarantees annual withdrawals for as long as you live, regardless of the investment performance of the Funds, provided that you comply with certain requirements. In addition, if you make no withdrawals during the first 10 Account Years, under the terms of the INControl Benefit, we will credit to your Account Value an amount equal to the excess, if any, of your total Purchase Payments over your then Account Value. You may elect to participate in the INControl Benefit, provided that:

●	the rider is available for sale in the state where the Contract is sold;

●	neither the oldest Participant nor the oldest Annuitant has attained age 86 on the Open Date (in the case of a non-natural Participant, the oldest Annuitant has not attained age 86 on the Open Date;

●	you limit the allocation of your Purchase Payments and Account Value to the investment options, known as "Designated Funds" that we make available with the INControl Benefit;

●	you do not elect the EEB Premier Plus Optional Death Benefit rider; and

●	you do not elect any other optional living benefit rider available under your Contract.

Under the INControl Benefit, you have the option of choosing between single-life coverage and joint-life coverage. These options are described in greater detail below. If you are participating in the INControl Benefit, you may not make Purchase Payments after the first year following your Issue Date. Because of this restriction of subsequent Purchase Payments, the INControl Benefit may not be suitable for contributory plans.

We use the following definitions to describe how the INControl Benefit works:

INControl Rider Coverage Date:	Either the first Account Anniversary following your 55th birthday or your Issue Date if you are at least age 55 at issue.

INControl Annual Amount:	The amount added to your INControl Balance on each Account Anniversary beginning on the INControl Rider Coverage Date; it is equal to 5% of your INControl Benefit Base on the date of crediting.

INControl Balance:	An account to which your INControl Annual Amount is added each year and remains until withdrawn.

INControl Benefit Base:	The amount used to calculate your INControl Annual Amount and your cost for the INControl Benefit.

You and Your:	The terms "you" and "your" refer to the oldest Participant or the surviving spouse of the oldest Participant. In the case of a non-natural Participant, these terms refer to the oldest annuitant.

Determining Your INControl Annual Amount and Your INControl Balance

To determine your INControl Annual Amount, we must first determine your INControl Benefit Base. On the Issue Date, we set your INControl Benefit Base equal to your initial Purchase Payment. Thereafter, your INControl Benefit Base is:

●	adjusted following any withdrawals you take prior to becoming age 59 1/2;

●	adjusted following any withdrawals you take after becoming age 59 1/2, if such withdrawal is in excess of the INControl Balance at the time of the withdrawal;

●	adjusted by any step-ups as described below under "Step-Up Under the INControl Benefit";

●	increased to the extent you exercise your one-time option to use any amount of your INControl Balance, as described below under "How the INControl Benefit Works"; and

●	increased by any subsequent Purchase Payments made during the first year following the Issue Date.

On every Account Anniversary beginning on the INControl Rider Coverage Date, we set your INControl Annual Amount to equals 5% of your then INControl Benefit Base. On that same date, your INControl Balance will equal your INControl Annual Amount. Thereafter, your INControl Balance

●	increases by 5% of any subsequent Purchase Payments you make during the first year following the Issue Date,

●	increases on each Account Anniversary by the amount of your INControl Annual Amount determined on that Anniversary,

●	decreases by the amount of any withdrawals you take, and

●	decreases by the amount you use in exercising your "one-time" option to increase your INControl Benefit Base (described under "How the INControl Benefit Works").

How the INControl Benefit Works

Under the terms of the INControl Benefit, you can take withdrawals up to the amount of your INControl Balance at any time. Even if your Account Value is reduced to zero, as long as your INControl Benefit Base is greater than zero, you will receive an amount equal to your INControl Annual Amount every year of your life unless you choose to cancel the Rider. Although your INControl Balance will begin accumulating on the INControl Rider Coverage Date, you may not begin withdrawing your INControl Balance until you are at least age 59 1/2 without reducing your INControl Benefit Base. You can continue to withdraw your INControl Balance until your Annuity Commencement Date.

Note that the timing and amount of your withdrawals may significantly affect your total INControl Benefit, as described further under "Withdrawals under the INControl Benefit." Note also that investing in any Funds, other than the "Designated Funds," will cancel the INControl Benefit as described under "Cancellation of the INControl Benefit."

Your INControl Balance can be used in two ways. You can withdraw all or a portion of your INControl Balance through partial withdrawals, or you can use all or a portion of your INControl Balance to effect a "one-time" increase of your INControl Benefit Base.

Withdrawals from your INControl Balance can be taken at any time after age 59 1/2 without affecting your INControl Benefit Base. If you make a withdrawal that does not exceed your INControl Balance, at any time prior to your Annuity Commencement Date:

●	your INControl Balance will be decreased by the amount withdrawn in that Account Year, and

●	the withdrawal will not be subject to surrender charges.

You also have the option to use all or a portion of your INControl Balance to increase your INControl Benefit Base. This option allows you to increase your future INControl Annual Amount. This option may be exercised only once and must occur prior to your Annuity Commencement Date and prior to the later of your tenth Account Anniversary or the Account Anniversary following your 65th birthday. If you choose to use any portion of your INControl Balance to increase your INControl Benefit Base:

●	your INControl Balance will be decreased by the amount used;

●	the amount of INControl Balance used will be added to your INControl Benefit Base; and

●	your INControl Annual Amount will be reset on your next Account Anniversary to equal 5% of the then INControl Benefit Base.

After you exercise this "one-time" option, your new INControl Annual Amount will be added to your INControl Balance on each Account Anniversary, unless and until there is another occurrence (as noted in this section) that changes your INControl Annual Amount.

Here is an example of how the INControl Benefit works.

Assume that you are age 60 when your Contract is issued with an initial Purchase Payment of $100,000. Assume you elected to participate in the INControl Benefit. Your INControl Benefit Base is equal to your initial Purchase Payment on your Issue Date. Your INControl Annual Amount is $5,000 (5% of your INControl Benefit Base). Therefore, $5,000 will be added each year to your INControl Balance.

Year	INControl Annual Amount		INControl Balance
	(Amount Added to INControl Balance)		(Cumulative Balance if No Withdrawals Taken)

1	$5,000	→	$5,000
2	$5,000	→	$10,000
3	$5,000	→	$15,000
4	$5,000	→	$20,000
5	$5,000	→	$25,000
6	$5,000	→	$30,000
7	$5,000	→	$35,000
8	$5,000	→	$40,000
9	$5,000	→	$45,000
10	$5,000	→	$50,000

Assume that, immediately prior to your tenth Account Anniversary, you decide to use the full amount of your INControl Balance ($50,000) to increase your INControl Benefit Base. Your INControl Benefit Base will be increased to $150,000. Your INControl Annual Amount will be $7,500 (5% of your INControl Benefit Base). Therefore $7,500 will be added each year to your INControl Balance.

	Year	INControl Annual Amount		INControl Balance
		(Amount Added to INControl Balance)		(Cumulative Balance if No Withdrawals Taken)
`
	11	$7,500	→	$7,500
	12	$7,500	→	$15,000
	13	$7,500	→	$22,500
	14	$7,500	→	$30,000
	15	$7,500	→	$37,500

Assume instead that you decide to take a lump sum withdrawal of $50,000 thus depleting your INControl Balance. Your INControl Benefit Base will remain at $100,000. Your INControl Annual Amount remains at $5,000 (5% of your INControl Benefit Base). Therefore $5,000 will be added each year to your INControl Balance.

Year	INControl Annual Amount		INControl Balance
	(Amount Added to INControl Balance)		(Cumulative Balance if No Additional Withdrawals)

11	$5,000	→	$5,000
12	$5,000	→	$10,000
13	$5,000	→	$15,000
14	$5,000	→	$20,000
15	$5,000	→	$25,000

Withdrawals Under the INControl Benefit

Withdrawals taken under the INControl Benefit prior to your reaching age 59 1/2 are subject to withdrawal charges, if such withdrawals are in excess of the free withdrawal amount permitted under your Contract. Withdrawals take after you reach age 59 1/2 will not be subject to withdrawal charges unless they are in excess of the greatest of:

●	the free withdrawal amount permitted under your Contract,

●	your INControl Balance, or

●	your yearly Required Minimum Distribution Amount (discussed under "Tax Issues under the INControl Rider").

Starting at age 59 1/2, you may take annual withdrawals up to your INControl Balance without affecting your INControl Benefit. These withdrawals will reduce your INControl Balance dollar for dollar, but will not change your INControl Benefit Base. If you take a withdrawal that exceeds your INControl Balance (or your Required Minimum Distribution Amount, if higher; see "Tax Issues under the INControl Rider"), your INControl Benefit Base will be reset to equal the lesser of:

●
the INControl Benefit Base prior to the withdrawal reduced dollar for dollar by the amount of the withdrawal in excess of the INControl Balance (or your yearly Required Minimum Distribution Amount, if higher), and

●	the Account Value after the withdrawal.

Your INControl Annual Amount will be recalculated based on the reduced INControl Benefit Base. In addition, all withdrawals taken before age 59 1/2 will be treated as excess withdrawals and the INControl Benefit Base will be reduced in the same manner stated above for other excess withdrawals.

Here is an example of a partial withdrawal that does not exceed your INControl Balance.

Using the facts of the first example, assume that, immediately prior to your tenth Account Anniversary, you decide to take a lump sum withdrawal of $30,000 from the $50,000 in your INControl Balance, thus reducing your INControl Balance to $20,000. Your INControl Benefit Base will remain at $100,000. Your INControl Annual Amount will remain at $5,000 (5% of your INControl Benefit Base). Therefore $5,000 will be added each year to your INControl Balance.

Year	INControl Annual Amount		INControl Balance
	(Amount Added to INControl Balance)		(Cumulative Balance if No Additional Withdrawals)

11	$5,000	→	$25,000
12	$5,000	→	$30,000
13	$5,000	→	$35,000
14	$5,000	→	$40,000
15	$5,000	→	$45,000

Here is an example of a withdrawal that exceeds your INControl Balance.

Using the facts of the first example, assume that, immediately prior to your tenth Account Anniversary, you decide to take a lump sum payment of $60,000 thus exceeding your INControl Balance of $50,000. Assume also that your Account Value immediately prior to the withdrawal is $100,000. Your INControl Benefit Base will be reset to the lesser of (a) your old INControl Benefit Base reduced by the excess of your withdrawal over the INControl Balance [$100,000 - ($60,000 - $50,000) = $90,000)] or (b) your new Account Value after the withdrawal [$100,000 - $60,000 = $40,000] or $40,000. Your new INControl Annual Amount will be $2,000 (5% of your INControl Benefit Base). Therefore $2,000 will be added each year to your INControl Balance.

Year	INControl Annual Amount		INControl Balance
	(Amount Added to INControl Balance)		(Cumulative Balance if No Additional Withdrawals)

11	$2,000	→	$2,000
12	$2,000	→	$4,000
13	$2,000	→	$6,000
14	$2,000	→	$8,000
15	$2,000	→	$10,000

If your Account Value is reduced to zero and your INControl Benefit Base remains greater than zero, your INControl Benefit will continue. However, no subsequent Purchase Payments will be accepted, no death benefit or annuity benefits will be payable, and all benefits under your Contract, other than the INControl Benefit, will terminate. In the year your Account Value is reduced to zero, you must deplete your INControl Balance by

(a)	taking a lump sum withdrawal of your remaining INControl Balance,

(b)	using the remaining amount of your INControl Balance to increase your INControl Benefit Base, if eligible as described under "How the INControl Benefit Works," or

(c)	using a combination of (a) and (b).

Each year thereafter, if you have elected single-life coverage, you will receive annual payments equal to your INControl Annual Amount until your death. If you elected joint-life coverage, payments will continue until the death of both you and your spouse as described under "Participant's Death under the INControl Benefit."

Cost of the INControl Benefit

The fee for the INControl Benefit (the "INControl Rider Fee") will be made as a specific deduction from the Account Value, taken on the last valuation day of the Account Quarter. For Contracts issued in the State of Washington, the INControl Rider Fee will be made as a specific deduction from the Variable Account Value, taken on the last valuation day of the Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.) The charge per year for the INControl Benefit is currently equal to 0.65% of your INControl Benefit Base (0.85% if joint-life coverage is selected). The quarterly charge will be determined by multiplying the INControl Benefit Base at the end of the Account Quarter by 0.001625 for single-coverage and 0.002125 for joint-coverage. For Contracts issued in the State of Washington, the charge per year for the INControl Benefit is currently equal to 0.65% of the portion of your INControl Benefit Base attributable to the Variable Account Value (0.85% if joint-life coverage is selected). The specific amount of the quarterly charge will be reflected on your quarterly account statement.

We will continue to deduct the INControl Rider Fee until you annuitize your Contract, your Account Value reduces to zero, or your INControl Benefit is cancelled as described under "Cancellation of the INControl Benefit".

Tenth-Year Credit

If you make no withdrawals during your first ten Account Years, on your tenth Account Anniversary, we will credit your Account Value with an amount equal to the excess, if any, of your total Purchase Payments over your then Account Value. Your INControl Benefit Base will not change. This tenth-year credit will be allocated on a pro rata basis to all Designated Funds in which you are invested at the time.

Step-Up Under the INControl Benefit

On each Account Anniversary prior to your maximum Annuity Commencement Date, if your Account Value less your INControl Balance is greater than your current INControl Benefit Base, we will step-up your INControl Benefit Base to an amount equal to your Account Value less your INControl Balance. After the step-up, your INControl Annual Amount will be 5% of your new INControl Benefit Base. Upon step-up, the INControl Rider Fee may be higher than the current INControl Rider Fee as set forth above under "Cost of the INControl Benefit." The step-up will occur automatically unless it would cause your INControl Rider Fee to increase, in which case we will send notification of your option to elect the step-up. Your written consent is required to accept the higher INControl Rider Fee and continue the annual step-ups. The INControl Rider Fee will be set by us based on current market conditions at the time of step-up.

A step-up will not be allowed if the Account Value less your INControl Balance is higher than $5,000,000. (For purposes of determining the $5,000,000 limit, we reserve the right, in our sole discretion, to aggregate your Account Value with the account values of all other variable annuity contracts you own issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.)

Designated Funds

To participate in the INControl Benefit, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the INControl Benefit. (The term of the INControl Benefit is for life, unless your INControl Benefit Base is reduced to zero or your INControl Benefit is cancelled as described under "Cancellation of the INControl Benefit.") Your application package contains a list of the only Funds, Guarantee Period dollar cost averaging programs, and asset allocation models that currently qualify as "Designated Funds." We reserve the right, in our sole discretion, to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change in the Designated Funds, your Account Value will remain in the previously available Designated Funds. However, any future transfers or Purchase Payments you make may only be allocated to the Designated Funds then available.

       Build Your Portfolio

Among the choices of "Designated Funds" is a selection of Funds ("portfolio model"), that you design yourself using certain broad guidelines that we provide. To "build your portfolio," you pick Funds from each of five asset classes: cash and short-term bond Funds; intermediate and long-term bond Funds; core equity Funds; growth equity Funds; and specialty Funds. Altogether you must pick at least three Funds but no more than 18 Funds for your portfolio model. The amount you may invest in each asset class is determined by a percentage range that we provide for each asset class. The sum of the percentages you invest in the five asset classes altogether must total 100%. A chart showing the Funds available in each asset class and the percentage range assigned to each asset class is included in the Prospectus appendix titled "Build Your Portfolio."

You may transfer funds within the asset classes as long as your allocations remain within the percentage ranges we have established, and you adhere to the transfer provisions of your Contract. (See "Transfer Privilege," described in your Prospectus.) Withdrawals out of your portfolio model will be taken pro-rata from each of your selected Funds. Any additional Purchase Payments will be allocated proportionally to your current Fund selection. At any time you can change your Fund selection by providing new allocation instructions. Your new instructions will change your existing allocations accordingly. Your portfolio will be rebalanced quarterly to maintain your percentage allocations in line with the performance of the Funds over the prior quarter.

If at any time a Fund is closed to new business, no new payments or transfers into the Fund will be permitted, however, portfolio rebalancing of the Fund will continue. To make a payment into your portfolio model after a Fund within the model has been closed, you must redesign your portfolio model without the closed Fund. Your entire Account Value will then be reallocated to your new portfolio model.

Joint-Life Coverage

You have the option of electing the INControl Benefit with single-life coverage or, for a higher INControl Rider Fee, with joint-life coverage. Joint-life coverage is available only if the Participant and the sole beneficiary are spouses. Joint-life coverage can be elected on an individually-owned Contract or on a jointly-owned Contract. Whereas single-life coverage provides an INControl Annual Amount until any Participant dies, joint-life coverage provides an INControl Annual Amount for as long as either the Participant or the Participant's spouse is alive. If you have elected joint-life coverage, your INControl Annual Amount will be calculated and begin accumulating on the Account Anniversary following the 55th birthday of the younger spouse, or on the Issue Date if both spouses are at least age 55 on that date. Withdrawals of the INControl Balance cannot be taken until the Account Anniversary following the younger spouse attaining age 59 1/2 without reducing the INControl Benefit Base.

Both single-life coverage and joint-life coverage must be elected on the Issue Date. You may not switch coverage between single-life and joint-life once elected.

If you elect joint-life coverage and the beneficiary is changed to someone other than your spouse, the joint-life coverage will automatically change to single-life coverage; however, you will continue to pay the INControl Rider Fee associated with the joint-life coverage.

Joint-life coverage may not be available on all Contracts.

Cancellation of the INControl Benefit

You may cancel the INControl Benefit at any time. Upon cancellation, all benefits and charges under the INControl Rider shall cease. Once cancelled, the Rider cannot be reinstated.

Although transfers among the Designated Funds are permitted as described under "Transfer Privilege," the INControl Rider will be cancelled automatically:

●	if any Purchase Payment is allocated to an investment option other than a Designated Fund; or

●	if any portion of Account Value maintained in a Designated Fund is transferred into any investment option other than a Designated Fund.

A change of ownership of the Contract will also cancel the Benefit.

Tax Issues under the INControl Benefit

If your Contract is a Non-Qualified Contract, it is possible that the election of the INControl Benefit might increase the taxable portion of any withdrawal you make from the Contract.

If your Contract is a Qualified Contract, the retirement plan governing that Qualified Contact may be subject to certain Required Minimum Distribution ("RMD") provisions imposed by the Internal Revenue Code (the "Code") and IRS regulations (collectively, the "Federal Tax Laws"). These RMD provisions require that a yearly amount be distributed from the retirement plan beginning generally in the calendar year in which you attain age 70 1/2. Your failure to withdraw your yearly RMD amount from your retirement plan could result in adverse tax treatment. Because for certain retirement plans we do not know what assets are held by the plan, we assume for all plans that the Qualified Contract is the only asset and we determine a yearly RMD amount for only this Contract ("Yearly RMD Amount").

When you elect to participate in the INControl Benefit, you may withdraw annual amounts up to the Yearly RMD Amount without affecting your INControl Benefit. In the event that your Yearly RMD Amount attributable to your Contract is greater than your INControl Balance, we are currently waiving the withdrawal provisions under the INControl Benefit as follows. If you withdraw all or a portion of your Qualified Contract's Yearly RMD Amount from the Contract while participating in the INControl Benefit, we reduce your Account Value and your INControl Balance, dollar for dollar, by the amount of the withdrawal to a value not less than zero. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than your INControl Balance. In other words, if a Yearly RMD Amount exceeds your INControl Balance, we will reduce your INControl Balance, but we will not reduce your INControl Benefit Base, provided that

●
you withdraw your Qualified Contract's first Yearly RMD Amount in the calendar year you attain age 70 1/2 rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

●	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Account Year, more than one calendar year's Yearly RMD Amount.

If there is any change to the current Code or IRS rules governing the timing or determination of RMD Amounts (including, but not limited to, amendments to the current IRS regulations or the issuance of IRS guidance), we reserve the right, in our sole discretion, to reduce your INControl Balance and INControl Benefit Base, or both of these amounts, per the terms of the Contract regarding excess withdrawals (see "Withdrawals Under the INControl Benefit"), when a Yearly RMD Amount withdrawn from your Contract exceeds your INControl Annual Amount.

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Optional Living Benefit Riders" for more information regarding these and other tax issues that you should consider before electing to participate in the INControl Benefit.

Participant’s Death under the INControl Benefit

If you selected single-life coverage, the Rider terminates on the death of a Participant and your Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract. Alternately, the Beneficiary may elect to receive the INControl Balance. If your surviving spouse is the sole Beneficiary and elects to continue the Contract, your spouse has the additional option of electing to participate in a new INControl Benefit rider on the original Contract (assuming that the INControl Benefit is available to new Participants at the time of such election). If the surviving spouse makes such election:

●	the new Account Value will be the greater of the INControl Balance on the original Contract or the Death Benefit;

●	the new INControl Rider Fee will be set by us based on market conditions at the time and may be higher than the current INControl Rider Fee;

●	the new INControl Benefit Base will be equal to the Account Value after any Death Benefit has been credited; and

●	the new INControl Balance will be reset to zero.

If you purchased joint-life coverage and one of the Participants dies, the INControl Benefit will continue, provided that the surviving spouse, as the sole beneficiary, continues the Contract. In such case:

●	the new Account Value will be equal to the Death Benefit;

●	the INControl Balance will remain unchanged; and

●	the INControl Benefit Base will remain unchanged until the next Account Anniversary when a step-up could apply due to an increase in Account Value. See "Step-Up Under the INControl Benefit" above.

At the death of the surviving spouse, the Contract, including the INControl Benefit, terminates.

Annuitization under the INControl Benefit

Under the terms of the INControl Benefit, if your Account Value is greater than zero on your Maximum Annuity Commencement Date, you may elect to:

●	surrender your Contract and receive the greater of your Cash Surrender Value or your INControl Balance, or

●	annuitize your Account Value under one of the then currently available Annuity Options.

If you make no election, we will pay any remaining INControl Balance and annuitize your Contract as a single life annuity with an annualized annuity payment of not less than the amount of your INControl Annual Amount that would have been payable immediately prior to your attaining age 95.

If your Account Value is equal to zero, and your INControl Benefit Base is greater than zero, on or before your maximum Annuity Commencement Date, you will receive your full INControl Annual Amount until you die.

OPTIONAL LIVING BENEFIT RIDER: CAPITAL PROTECTION

On or before the Issue Date, you may elect to participate in an optional living benefit rider known as the Capital Protection Rider. The Capital Protection Rider guarantees a return of the greater of

●	the excess of your total Purchase Payments (adjusted for any withdrawals or "step-ups") over your Account Value and

●	your total fees paid for the Capital Protection Rider ("Capital Protection Rider Fees"),

regardless of the investment performance of the Funds, provided that you have reached the "Capital Protection Maturity Date," defined below. You may elect to participate in the Capital Protection Rider, if:

●	the rider is available for sale in the state where the Contract is sold;

●	neither the oldest Participant nor the oldest Annuitant has attained age 86 on the Open Date (in the case of a non-natural Participant, the oldest Annuitant has not reached age 86 on the Open Date);

●	you limit the allocation of your Purchase Payments and Account Value to the investment options, known as "Designated Funds" that we make available with the Capital Protection Rider;

●	you do not elect the EEB Premier Plus Optional Death Benefit Rider; and

●	you do not elect any other optional living benefit rider available under your Contract.

If you are participating in the Capital Protection Rider, you may not make Purchase Payments after the first year following your Issue Date. Because of this restriction of subsequent Purchase Payments, this Rider may not be suitable for contributory plans.

We use the following definitions to describe how the Capital Protection Rider works:

Capital Protection Benefit Base:	An amount equal to the sum of all Purchase Payments made during the first year following your Issue Date adjusted for any partial withdrawals or step-ups.

Capital Protection Maturity Date:
The date when the Capital Protection Rider matures which is on the 10th Account Anniversary, or if you elect to "step-up" your guaranteed values under the rider, 10 years from the date of the step-up. (See "Step-Up Under the Capital Protection Rider.")

You and Your:
Under the Capital Protection Rider, the terms "you" and "your" refer to the oldest Participant or the surviving spouse of the oldest Participant as described under "Your Death Under the Capital Protection Rider." In the case of a non-natural Participant, these terms refer to the oldest annuitant.

Cost of the Capital Protection Rider

The fee for the Capital Protection Rider ("Capital Protection Rider Fee") will be made as a specific deduction from the Account Value, taken on the last valuation day of the Account Quarter. For Contracts issued in the State of Washington, the Capital Protection Rider Fee will be made as a specific deduction from the Variable Account Value, taken on the last valuation day of the Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.) The charge per year for the Capital Protection Rider is currently equal to 0.35% of your Capital Protection Benefit Base. The quarterly charge will be determined by multiplying the Capital Protection Benefit Base at the end of the Account Quarter by 0.000875. The specific amount of the quarterly charge will be reflected on your quarterly account statement.

We will continue to deduct the Capital Protection Rider Fee until you annuitize your Contract, the Capital Protection Rider expires on the Capital Protection Maturity Date, your Capital Protection Rider is cancelled as described under "Cancellation of the Capital Protection Rider," or your Account Value is reduced to zero.

How the Capital Protection Rider Works

On the Capital Protection Maturity Date, we will credit your Account Value with an amount equal to the greater of (a) any excess of your Capital Protection Benefit Base over your Account Value after adjusting for any Contract charges and (b) the total amount of Capital Protection Rider Fees paid. Such amount will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time. Here is an example of how we calculate benefits under the Capital Protection Rider:

●
Assume that you purchased a Contract on January 2, 2007 with an initial Purchase Payment of $100,000 and you selected the Capital Protection Rider. Your Capital Protection Benefit Base equals your deposit amount of $100,000.

●	Assume you make an additional Purchase Payment of $50,000 on March 2, 2007, thus increasing your Capital Protection Benefit Base to $150,000.
●	Assume you make no withdrawals or additional Purchase Payments prior to the Capital Protection Maturity Date on January 2, 2017.
●
Assume that, because of poor investment performance, your Account Value on January 2, 2017 is $140,000. The excess of your Capital Protection Benefit Base over your Account Value is $10,000 ($150,000 - $140,000). The total amount of Capital Protection Rider Fees paid is $5,250.* Therefore, we will credit $10,000 to your Account Value.

●
Assume instead that, because of good investment performance, your Account Value on January 2, 2017, is $155,000. Because your Account Value is greater than your Capital Protection Benefit Base, your Account Value will be credited with the total amount of Capital Protection Rider Fees paid. In this case, the amount will be $5,250.*

* The Rider Fee is equal to the sum of the 40 prior quarterly Benefit Base values times 0.000875.

Withdrawals Under the Capital Protection Rider

Any withdrawals you take will reduce the dollar value of the Capital Protection Benefit Base proportionally to the amount withdrawn. For example, after a partial withdrawal, the new Capital Protection Benefit Base will equal

Capital Protection Benefit Base immediately before partial withdrawal	x	Account Value immediately after partial withdrawal
Account Value immediately before partial withdrawal

Taking withdrawals may reduce your benefit under the Capital Protection Rider. Here is an example of how we handle withdrawals under the Capital Protection Rider:

●
Assume that you purchased a Contract on January 2, 2007 with an initial Purchase Payment of $100,000 and you selected the Capital Protection Rider. Your Capital Protection Benefit Base equals your deposit amount of $100,000.

●
Assume that, on March 10, 2009, your Account Value is $80,000. Assume further that you take a withdrawal of $10,000 on that date, thus reducing your Account Value to $70,000. Your Capital Protection Benefit Base is reduced proportionally to the amount withdrawn. Therefore your new Capital Protection Benefit Base is $100,000 x ($70,000 / $80,000), or $87,500.

●	Assume you make no additional withdrawals prior to the Capital Protection Maturity Date on January 2, 2017.
●
Assume that, because of poor investment performance, your Account Value on January 2, 2017 is $80,000. The excess of your Capital Protection Benefit Base over your Account Value is $7,500 ($87,500 - $80,000). Assume the total amount of Capital Protection Rider Fees paid is $3,150.* Therefore, we will credit $7,500 to your Account Value.

* The Rider Fee is equal to the sum of the 40 prior quarterly Benefit Base values times 0.000875.

Step-Up Under Capital Protection Rider

On or after your first Account Anniversary, you may elect to increase your Capital Protection Benefit Base to your then current Account Value. The step-up election may be made on any day on or after your first Account Anniversary. (We reserve the right, in our sole discretion, to require step-up elections to occur only on Account Anniversaries.)

If you are participating in the Capital Protection Rider, on the day we receive your step-up election notice in good order (the "Step-Up Date"), we will increase your Capital Protection Benefit Base to an amount equal to your Account Value. If you elect to step-up, at least 1 full year from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up if:

●	your current Account Value is greater than the current Capital Protection Benefit Base, and

●	your Account Value is $5,000,000 or less on your Step-Up Date.

For purposes of determining the $5,000,000 limit, we reserve the right, in our sole discretion, to aggregate your Account Value with the account values of all other variable annuity contracts you own that have been issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.

Under the Capital Protection Rider, your Step-Up Date must be at least 10 years prior to your maximum Annuity Commencement Date. If you have selected an Annuity Commencement Date that is prior to the maximum Annuity Commencement Date but is less than 10 years after your Step-Up Date, then we will automatically extend your Annuity Commencement Date to equal your Capital Protection Maturity Date.

Without a step-up, your benefit under the Capital Protection Rider will "mature" on your 10th Account Anniversary. If you elect to step-up your Capital Protection Benefit Base, your benefit under the Capital Protection Rider will mature 10 years from the Step-Up Date. In either case, on the day your Capital Protection Rider matures (the "Capital Protection Maturity Date"), we will credit the greater of

●	any excess of your Capital Protection Benefit Base over your Account Value, or

●	the total amount of fees you paid for the Capital Protection Rider.

●
Assume that you purchased a Contract on January 2, 2007 with an initial Purchase Payment of $100,000 and you selected the Capital Protection Rider. Assume further that your Capital Protection Rider Fees remain constant until the Capital Protection Maturity Date. Your Capital Protection Benefit Base equals your deposit amount of $100,000.

●
Assume that, on January 2, 2008, your Account Value is $118,000. Because your Account Value is greater than your Capital Protection Benefit Base, you elect to step-up to a new ten-year period with a new Capital Protection Benefit Base of $118,000. Your new Capital Protection Maturity Date will be January 2, 2018.

●	Assume you make no withdrawals prior to the Capital Protection Maturity Date on January 2, 2018.
●
Assume that your Account Value on January 2, 2018 is $112,000. The excess of your Capital Protection Benefit Base over your Account Value is $6,000 ($118,000 - $112,000). The total amount of Capital Protection Rider Fees paid is $4,480*. Therefore, we will credit $6,000 to your Account Value.

* The Rider Fee is equal to the sum of the 44 prior quarterly Benefit Base values times 0.000875.

Following your step-up election, the Capital Protection Rider Fee may be higher than your current fee as set forth above under "Cost of the Capital Protection Rider." The Capital Protection Rider Fee will be set by us, based upon current market conditions at the time of the step-up.

Renewal of the Capital Protection Rider

If you elect to participate in the Capital Protection Rider and you remain in the Rider until it matures, you may elect to renew your participation in the Capital Protection Rider, provided that we are still offering the Capital Protection Rider to new Participants. Upon renewal, the annual charge for participation in the Capital Protection Rider will be extended under the terms and conditions applicable to new Participants at that time. We reserve the right, in our sole discretion, to stop offering the Capital Protection Rider to new Participants, in which case renewals will no longer be available.

Designated Funds

To participate in the Capital Protection Rider, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the Capital Protection Maturity Date. Your application package contains a list of the only Funds, Guarantee Period dollar cost averaging programs, and asset allocation models that currently qualify as "Designated Funds." We reserve the right, in our sole discretion, to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change in the Designated Funds, your Account Value will remain in the previously available Designated Funds. However, any future transfers or Purchase Payments you make may only be allocated to the Designated Funds then available.

       Build Your Portfolio

Among the choices of "Designated Funds" is a selection of Funds ("portfolio model"), that you design yourself using certain broad guidelines that we provide. To "build your portfolio," you pick Funds from each of five asset classes: cash and short-term bond Funds; intermediate and long-term bond Funds; core equity Funds; growth equity Funds; and specialty Funds. Altogether you must pick at least three Funds but no more than 18 Funds for your portfolio model. The amount you may invest in each asset class is determined by a percentage range that we provide for each asset class. The sum of the percentages you invest in the five asset classes altogether must total 100%. A chart showing the Funds available in each asset class and the percentage range assigned to each asset class is included in Prospectus appendix titled "Build Your Portfolio."

You may transfer funds within the asset classes as long as your allocations remain within the percentage ranges we have established, and you adhere to the transfer provisions of your Contract. (See "Transfer Privilege," described in your Prospectus.) Withdrawals out of your portfolio model will be taken pro-rata from each of your selected Funds. Any additional Purchase Payments will be allocated proportionally to your current Fund selection. At any time you can change your Fund selection by providing new allocation instructions. Your new instructions will change your existing allocations accordingly. Your portfolio will be rebalanced quarterly to maintain your percentage allocations in line with the performance of the Funds over the prior quarter.

If at any time, a Fund is closed to new business, no new payments or transfers into the Fund will be permitted, however, portfolio rebalancing of the Fund will continue. To make a payment into your portfolio model after a Fund within the model has been closed, you must redesign your portfolio model without the closed Fund. Your entire Account Value will then be reallocated to your new portfolio model.

Cancellation of the Capital Protection Rider

You may cancel the Capital Protection Rider at any time. Upon cancellation, all benefits and charges under the Rider shall cease. Once cancelled, the Rider cannot be reinstated.

Although transfers among the Designated Funds are permitted as described under "Transfer Privilege," the Capital Protection Rider will be cancelled automatically:

●	if any Purchase Payment is allocated to an investment option other than a Designated Fund; or

●	if any portion of Account Value maintained in a Designated Fund is transferred into any investment option other than a Designated Fund.

A change of ownership of the Contract will also cancel the Benefit.

Tax Issues under the Capital Protection Rider

If your Contract is a Non-Qualified Contract, it is possible that the election of Capital Protection Rider might increase the taxable portion of any withdrawal you make from the Contract.

If your Contract is a Qualified Contract, the retirement plan governing that Qualified Contact may be subject to certain required minimum distribution ("RMD") provisions imposed by the Internal Revenue Code and IRS regulations (collectively, the "Federal Tax Laws"). These RMD provisions require that a yearly amount be distributed from the retirement plan beginning generally in the calendar year in which you attain age 70 1/2. Your failure to withdraw your yearly RMD amount from your retirement plan could result in adverse tax treatment.

If you withdraw all or a portion of your retirement's plans yearly RMD amount from the your Qualified Contract while participating in the Capital Protection Rider, we reduce your Account Value by the amount of the withdrawal and your Capital Protection Benefit Base proportionally (see "Withdrawals Under the Capital Protection Rider").

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Optional Living Benefit Riders" for more information regarding these and other tax issues that you should consider before electing to participate in an optional living benefit rider.

Your Death Under the Capital Protection Rider

If you die while participating in the Capital Protection Rider, all benefits and charges under the Rider will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary and elects to continue the Contract. Your surviving spouse has two options under the Contract.

(1)
Your spouse can automatically continue in the Capital Protection Rider even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") The Capital Protection Maturity Date does not change.

(2)
Your surviving spouse can elect to participate in a new Capital Protection Rider on the original Contract (assuming that the rider is available to new Participants at the time of such election). The Capital Protection Rider Fee may be higher than your current fee. The Capital Protection Rider Fee will be set by us based upon market conditions at the time of election. The Capital Protection Benefit Base will be equal to the Account Value after the death benefit has been credited. The new Capital Protection Maturity Date will be 10 years after the Capital Protection Rider has been reelected.

PART C
OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	The following Financial Statements are included in the Registration Statement:

A.
Condensed Financial Information - Accumulation Unit Values (Part A) (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 11, 2006)

B.
Financial Statements of the Depositor (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 11, 2006)

Audited:

		1.	Consolidated Statements of Income, Years Ended December 31, 2005, 2004 and 2003;
		2.	Consolidated Balance Sheets, December 31, 2005 and 2004,
		3.	Consolidated Statements of Comprehensive Income, Years Ended December 31, 2005, 2004 and 2003
		4.	Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2005, 2004 and 2003;
		5.	Consolidated Statements of Cash Flows, Years Ended December 31, 2005, 2004 and 2003;
		6.	Notes to Consolidated Financial Statements; and
		7.	Report of Independent Registered Public Accounting Firm.

C.
Financial Statements of the Registrant (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 11, 2006)

		1.	Statement of Condition, December 31, 2005;
		2.	Statement of Operations, Year Ended December 31, 2005;
		3.	Statements of Changes in Net Assets, Years Ended December 31, 2005 and December 31, 2004;
		4.	Notes to Financial Statements; and
		5.	Report of Independent Registered Public Accounting Firm.

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)
Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997);

(2)	Not Applicable;

(3)(a)
Marketing Services Agreement between Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(i)
Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(ii)
Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(iii)
Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)	Specimen Flexible Payment Combination Fixed/Variable Group Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83256, filed on June 22, 2002);

(4)(b)
Specimen Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83256, filed on June 22, 2002);

(4)(c)
Specimen Flexible Payment Combination Fixed/Variable Individual Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83256, filed on June 22, 2002);

(4)(d)	Specimen Secured Returns 2 Rider to Certificate filed as Exhibit (4)(b) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-115525, filed May 14, 2004);

(4)(e)
Specimen Secured Returns 2 Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-115525, filed May 14, 2004);

(4)(f)
Specimen Secured Returns for Life Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 333-83516, filed on August 2, 2005);

(4)(g)
Specimen Secured Returns for Life Plus Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 3, 2006);

(4)(h)	Specimen INControl Benefit Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c)

(4)(i)	Specimen Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c)

(5)(a)
Specimen Application to be used with Contract filed as Exhibit 4(a) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-74884, filed February 14, 2002);

(5)(b)
Specimen Application to be used with Certificate filed as Exhibit 4(b) and Contract filed as Exhibit 4(c) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-74884, filed February 14, 2002);

(6)(a)	Certificate of Incorporation of the Depositor (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(6)(b)	By-Laws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(7)	Not Applicable;

(8)(a)
Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed on April 27, 1999);

(8)(b)
Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

(8)(c)
Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(d)
Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

(8)(e)
Amended and Restated Participation Agreement dated December 18, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York;*

(8)(f)
Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed on July 27, 2001);

(8)(g)
Participation Agreement dated December 1, 1996 by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(h)
Participation Agreement dated May 1, 2001 by and among Sun Life Assurance Company of Canada (U.S.), the Depositor, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed on July 27, 2001);

(8)(i)
Participation Agreement dated February 17, 1998 by and among Sun Life Assurance Company of Canada (U.S.), Lord Abbett Series Fund, Inc. and Lord, Abbett & Co. (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(j)	Form of Participation Agreement (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-74884, filed on December 10, 2001);

(8)(k)
Participation Agreement Among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 1, 2004);

(8)(l)
Participation Agreement Among SteinRoe Variable Investment Trust, Liberty Funds Distributor, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 1, 2004);

(8)(m)
Participation Agreement Among Wanger Advisors Funds, Wanger Asset Management LP and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 1, 2004);

(8)(n)
Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-102278, filed on December 31, 2002);

(8)(o)
Participation Agreement Among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(p)
Participation Agreement Among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(q)
Participation Agreement dated February 15, 2005 among Nations Separate Account Trust, BACAP Distributors, LLC, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(r)
Participation Agreement by and among Wanger Advisors Trust, Columbia Funds Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(s)
Participation Agreement by and among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc., Sun Life Assurance Company of Canada (U.S.), and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 28, 2005);

(9)
Opinion of Counsel as to the legality of the securities being registered and Consent to its use (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83256, filed on February 22, 2002);

(10)	Consent of Independent Registered Public Accounting Firm;*

(11)	Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 2005, filed on March 23, 2006);

(12)	Not Applicable;

(13)
Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 29, 1998);

(14)	Not Applicable;

(15)(a)	Powers of Attorney (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 11, 2006);

(15)(b)
Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(16)	Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 11, 2006).

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address*	Positions and Offices With Depositor

Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West, SC 114D10 Toronto, Ontario Canada M5H 1J9	Director
Gary Corsi Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3380 Wellesley Hills, MA 02481	Director & Vice President and Chief Financial Officer and Treasurer
Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3358 Wellesley Hills, MA 02481	Director & Vice President and General Counsel
Paul W. Derksen Sun Life Assurance Company of Canada 150 King Street West, SC 105D10 Toronto, Ontario Canada M5H 1J9	Director
Mary M. Fay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 4250 Wellesley Hills, MA 02481	Director & Vice President and General Manager, Annuities
Robert C. Salipante Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3376 Wellesley Hills, MA 02481	President and Director
Donald A. Stewart Sun Life Assurance Company of Canada 150 King Street West, SC 106A35 Toronto, Ontario Canada M5H 1J9	Director
James M.A. Anderson Sun Life Assurance Company of Canada 150 King Street West, SC 104A25 Toronto, Ontario Canada M5H 1J9	Executive Vice President and Chief Investment Officer
Keith Gubbay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3370 Wellesley Hills, MA 02481	Vice President and Chief Actuary
Michael S. Bloom Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 1335 Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary
John R. Wright Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park , SC 2163 Wellesley Hills, MA 02481	Executive Vice President, Sun Life Financial U.S. Operations

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial.

The organization chart of Sun Life Financial is incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 11, 2006.

None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS

As of September 13, 2006 there were 5,479 qualified and 4,849 non-qualified contract owners.

Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.). Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, and D, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, and Total Return Variable Account.

Name and Principal	Position and Offices
Business Address*	with Underwriter

Katherine E. Sarvary	President
Claude A. Accum	Director
Gary Corsi	Director
Mary M. Fay	Director
Michael S. Bloom	Secretary
Ann B. Teixeira	Assistant Vice President, Compliance
Thomas Horack	Chief Compliance Officer
Michael L. Gentile	Vice President
John E. Coleman	Vice President
Nancy C. Atherton	Assistant Vice President & Tax Officer

*The principal business address of all directors and officers of the principal underwriter, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

(b) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)
To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)
To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)
Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 21st day of September, 2006.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ ROBERT C. SALIPANTE
Robert C. Salipante
President and Director

Attest:	/s/ SANDRA M. DADALT
Sandra M. DaDalt
Assistant Vice President & Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert C. Salipante	President and Director	September 21, 2006
Robert C. Salipante	(Principal Executive Officer)

/s/ Gary Corsi	Vice President, Chief Financial Officer and	September 21, 2006
Gary Corsi	Treasurer and Director
(Principal Financial and Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	September 21, 2006
Sandra M. DaDalt	Donald A. Stewart, Director
Thomas A. Bogart, Director
Paul W. Derksen, Director
Scott M. Davis, Director and Vice President and General Counsel
Mary M. Fay, Director and Vice President and General Manager, Annuities

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on or about February 5, 2004. Powers of attorney are incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 11, 2006.

EXHIBIT INDEX

(4)(h)	Specimen Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c)

(4)(i)	Specimen Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c)

(10)	Consent of Independent Registered Public Accounting Firm